INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

7)  INCOME AND SOCIAL CONTRIBUTION TAXES

a)   Accounting policy

a.1) Current taxes

Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.

Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.

a.2) Deferred taxes

Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes; and (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date; and (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.

Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.

Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.

The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.

Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.

b)  Critical estimates and judgments

There are uncertainties regarding the interpretation of complex tax regulations and the amount and timing of future taxable profits. The Company and its subsidiaries set up provision, based on estimates, for possible consequences of different interpretation by the tax authorities. The amount of this provision is based on various factors, such as previous tax audit experience and different interpretations of tax regulations by the taxable entity and by the relevant tax authority. Such differences in interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the Company or those of its subsidiaries.

The Company and its subsidiaries evaluate the recoverability of deferred tax assets based on estimates of future profits. This recoverability ultimately depends on the ability to generate taxable profits over the period in which the deferred tax asset is deductible. The analysis considers the reversal period of deferred tax liabilities, as well as estimates of taxable profits, based on updated internal projections reflecting the latest trends.

Determining the proper classification of the tax items depends on several factors, including an estimate of the period and the realization of the deferred tax asset and the expected date of payments of these taxes. The actual flow of receipt and payment of income tax could differ from estimates made by the Company and its subsidiaries, as a result of changes in tax laws or of unexpected future transactions that may have an impact on tax balances.

c)  Income and social contribution taxes recoverable

	12.31.19	12.31.18
Income taxes recoverable	380,314	245,883
Social contribution taxes recoverable	31,281	28,706
Total	411,595	274,589

d)  Income and social contribution taxes payable

	12.31.19	12.31.18
Income taxes payable	76,483	8,756
Social contribution taxes payable	16,614	3,253
Total	93,097	12,009

Current	6,585	12,009
Non-current	86,512	—

The amount of R$86,512, recorded at the Company and consolidated on December 31, 2019, arises from the initial adoption of IFRIC 23 - Uncertainties over Income Tax Treatment on January 1, 2019 (R$68,945) and its movements during the fiscal year. 2019 (Note 19).

e)  Deferred taxes

Significant components of deferred income and social contribution taxes are as follows:

				Effects of the
				initial
				adoption of
	Balance on	Income	Comprehensive	IFRS 9 and	Balance on	Income	Comprehensive	Balance on
	12.31.17	statement	income	IFRS 15	12.31.18	statement	income	12.31.19
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	793,933	634,543	—	—	1,428,476	51,360	—	1,479,836
Income and social contribution taxes on temporary differences (2)	(1,131,850)	(2,151,290)	31,797	70,012	(3,181,331)	(1,343,635)	69,719	(4,455,247)
Provisions for legal, labor, tax civil and regulatory contingencies	2,298,735	(333,035)	—	—	1,965,700	(275,109)	—	1,690,591
Trade accounts payable and other provisions	651,417	(79,683)	—	—	571,734	(40,393)	—	531,341
Customer portfolio and trademarks	254,418	(69,815)	—	—	184,603	(86,525)	—	98,078
Estimated losses on impairment of accounts receivable	434,960	(115,661)	—	122,977	442,276	36,354	—	478,630
Estimated losses from modems and other P&E items	200,941	(24,811)	—	—	176,130	6,869	—	182,999
Pension plans and other post-employment benefits	174,534	20,934	30,753	—	226,221	91,746	69,540	387,507
Profit sharing	110,046	19,643	—	—	129,689	(9,695)	—	119,994
Licenses	(1,636,886)	(216,328)	—	—	(1,853,214)	(216,330)	—	(2,069,544)
Goodwill (Spanish and Navytree, Vivo Part. and GVTPart.)	(3,598,172)	(1,002,768)	—	—	(4,600,940)	(1,002,768)	—	(5,603,708)
Property, plant and equipment of small value	—	(395,606)	—	—	(395,606)	107,155	—	(288,451)
Technological Innovation Law	(97,533)	47,406	—	—	(50,127)	25,562	—	(24,565)
Other temporary differences (3)	75,690	(1,566)	1,044	(52,965)	22,203	19,499	179	41,881
Total deferred tax assets (liabilities), noncurrent	(337,917)	(1,516,747)	31,797	70,012	(1,752,855)	(1,292,275)	69,719	(2,975,411)

Deferred tax assets	5,288,176				5,569,885			5,548,581
Deferred tax liabilities	(5,626,093)				(7,322,740)			(8,523,992)
Deferred tax assets (liabilities), net	(337,917)				(1,752,855)			(2,975,411)

Represented in the balance sheet as follows:
Deferred tax assets	371,408				230,097			171,042
Deferred tax liabilities	(709,325)				(1,982,952)			(3,146,453)

(1)   Under Brazilian tax legislation these may be offset up to  30% of the annual taxable income but otherwise have no expiry date.

(2)   Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)   Deferred taxes from other temporary differences, such as deferred income, renewal of licenses, and subsidy on the sale of mobile phones, among others.

On December 31, 2019, deferred tax assets (income and social contribution tax losses) were not recognized in the subsidiaries' (Innoweb, TGLog and TIS) accounting records, in the amount of R$54,570(R$12,649 on December 31, 2018), as it is not probable that future taxable profits will be sufficient for offset for these subsidiaries to benefit from such tax credits.

Expected realization of deferred taxes, net, non-current. The amounts are based on projections subject to change in the future.

Year
2020	1,614,967
2021	550,558
2022	531,585
2023	786,837
2024	654,638
2025 onwards	(7,113,996)
Total	(2,975,411)

f)  Reconciliation of income tax and social contribution expense

The Company and its subsidiaries recognize income and social contribution taxes on a monthly basis, on an accrual basis, and pay taxes based on estimates, as per the tax auxiliary trial balance. Taxes calculated on profits up to the balance sheet date are recorded in liabilities or assets, as applicable.

Reconciliation of the reported tax expense and the amounts is calculated by applying the statutory tax rate of 34% (income tax of 25% and social contribution tax of 9%) in the table below for the year ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
Income before taxes	6,394,535	11,277,490	5,730,773
Income and social contribution tax expenses, at the tax rate of 34%	(2,174,142)	(3,834,347)	(1,948,463)
Permanent differences
Equity pickup, net of effects from interest on equity received and surplus value of the assets purchased attributed to the Company (Note 11)	256	(1,988)	537
Unclaimed interest on equity	(13,825)	(14,426)	(21,843)
Temporary differences in subsidiaries	—	—	2,007
Non-deductible expenses, gifts, incentives	(84,487)	(76,671)	(94,413)
Deferred taxes recognized in subsidiaries on tax loss carryforwards, negative basis and temporary differences referring to prior years	—	—	132,080
Tax benefit related to interest on equity allocated	879,920	1,547,000	821,657
Other (additions) exclusions	(1,243)	31,200	(13,545)
Tax debits	(1,393,521)	(2,349,232)	(1,121,983)
Effective rate	21.8%	20.8%	19.6%
Current income and social contribution taxes	(101,246)	(832,485)	(580,578)
Deferred income and social contribution taxes	(1,292,275)	(1,516,747)	(541,405)

g) Uncertainties about Income Tax Treatments

The Company and its subsidiaries has several assessments filed by the Federal Revenue of Brazil (“RFB”) for alleged undue deductions of expenses, mainly related to the amortization of goodwill, in various administrative instances and in the judicial system, in the amount of R$9,895,728. Management, supported by the position of its legal advisors, understands that a large part of these deductions will probably be accepted in decisions of higher courts of last resort (acceptance probability greater than 50%).

For tax treatments in which the Company and its subsidiaries believes that the probability of acceptance by the tax authority is less than 50%, an income tax and social contribution liability was recognized in the amount of R$86,512 (R$69,945 on January 1, 2019), in relation to these actions.